Unaudited Condensed Interim Consolidated Statements of Changes in Equity - USD ($)	Share capital [Member]	Additional Paid-in Capital [Member]	Treasury stock [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2013	$ 180,500	$ 244,702,577	$ 0	$ (12,524,966)	$ 232,358,111
Balance (in shares) at Dec. 31, 2013	18,050,000
Net proceeds from equity offering	$ 80,500	102,631,433	0	0	102,711,933
Net proceeds from equity offering (in shares)	8,050,000
Share based compensation	$ 0	1,383,121	0	0	1,383,121
Repurchase of common stock	$ 0	0	(1,278,546)	0	(1,278,546)
Repurchase of common stock (in shares)	(119,400)
Dividend payments	$ 0	(9,635,000)	0	0	(9,635,000)
Profit for period	0	0	0	1,660,474	1,660,474
Balance at Dec. 31, 2014	$ 261,000	339,082,131	(1,278,546)	(10,864,492)	$ 327,200,093
Balance (in shares) at Dec. 31, 2014	25,980,600				25,980,600
Share based compensation	$ 0	714,369	0	0	$ 714,369
Dividend payments	$ 659	(4,391,779)	0	0	(4,391,120)
Dividend payments (in shares)	65,885
Profit for period	$ 0	0	0	12,987,436	12,987,436
Balance at Jun. 30, 2015	$ 261,659	$ 335,404,721	$ (1,278,546)	$ 2,122,944	$ 336,510,778
Balance (in shares) at Jun. 30, 2015	26,046,485				26,046,485